INVESTMENTS IN SUBSIDIARIES - Summary of Financial Information Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	$ 2,479	$ 4,051
Non-current assets	80,435	73,929
Current liabilities	10,513	8,215
Non-current liabilities	37,394	35,690
Equity attributable to Non-controlling interests	27,723	26,619
Equity attributable to owners of entity	22,186	22,358
Revenue	6,135	5,352	$ 4,853
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	2,525	2,133
Non-current assets	76,106	70,744
Current liabilities	15,983	6,359
Non-current liabilities	35,050	39,037
Equity attributable to Non-controlling interests	11,425	11,463
Equity attributable to owners of entity	16,173	16,018
Revenue	5,649	4,935	4,187
Net income (loss) attributable to non-controlling interests	2,025	781	698
Total comprehensive income attributable to non-controlling interests	2,387	763	243
Distributions attributable to non-controlling interests	2,414	622	268
Net income (loss) attributable to owners of partnership	76	550	2,359
Total comprehensive income attributable to owners of the partnership	264	519	1,758
Subsidiaries with material non-controlling interests | Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Current assets	1,432	902
Non-current assets	43,993	43,185
Current liabilities	13,675	4,188
Non-current liabilities	15,944	23,708
Equity attributable to Non-controlling interests	3,153	3,531
Equity attributable to owners of entity	12,653	12,660
Revenue	2,224	2,221	2,170
Net income (loss) attributable to non-controlling interests	120	81	172
Total comprehensive income attributable to non-controlling interests	139	101	(3)
Distributions attributable to non-controlling interests	9	254	69
Net income (loss) attributable to owners of partnership	(718)	277	2,153
Total comprehensive income attributable to owners of the partnership	(672)	250	1,662
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Current assets	70	70
Non-current assets	4,811	4,798
Current liabilities	4	421
Non-current liabilities	3,637	2,811
Equity attributable to Non-controlling interests	918	1,208
Equity attributable to owners of entity	322	428
Revenue	311	300	283
Net income (loss) attributable to non-controlling interests	87	140	146
Total comprehensive income attributable to non-controlling interests	85	140	146
Distributions attributable to non-controlling interests	377	4	47
Net income (loss) attributable to owners of partnership	30	49	50
Total comprehensive income attributable to owners of the partnership	29	49	50
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries [line items]
Current assets	103	45
Non-current assets	4,107	3,730
Current liabilities	228	187
Non-current liabilities	2,786	2,235
Equity attributable to Non-controlling interests	869	982
Equity attributable to owners of entity	327	371
Revenue	587	586	285
Net income (loss) attributable to non-controlling interests	13	74	69
Total comprehensive income attributable to non-controlling interests	94	(112)	20
Distributions attributable to non-controlling interests	210	76	20
Net income (loss) attributable to owners of partnership	5	28	36
Total comprehensive income attributable to owners of the partnership	36	(42)	4
Subsidiaries with material non-controlling interests | BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries [line items]
Current assets	111	92
Non-current assets	2,271	1,939
Current liabilities	123	342
Non-current liabilities	1,051	477
Equity attributable to Non-controlling interests	878	887
Equity attributable to owners of entity	330	325
Revenue	143	108	128
Net income (loss) attributable to non-controlling interests	175	158	107
Total comprehensive income attributable to non-controlling interests	175	158	107
Distributions attributable to non-controlling interests	163	114	36
Net income (loss) attributable to owners of partnership	65	55	37
Total comprehensive income attributable to owners of the partnership	65	55	38
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Current assets	72	132
Non-current assets	2,948	2,184
Current liabilities	42	141
Non-current liabilities	2,071	1,415
Equity attributable to Non-controlling interests	706	638
Equity attributable to owners of entity	201	122
Revenue	194	21
Net income (loss) attributable to non-controlling interests	144	(18)
Total comprehensive income attributable to non-controlling interests	230	(40)
Distributions attributable to non-controlling interests	119	0
Net income (loss) attributable to owners of partnership	41	(3)
Total comprehensive income attributable to owners of the partnership	66	(7)
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries [line items]
Current assets	57	211
Non-current assets	2,321	2,205
Current liabilities	47	31
Non-current liabilities	1,455	1,532
Equity attributable to Non-controlling interests	652	635
Equity attributable to owners of entity	224	218
Revenue	285	191	75
Net income (loss) attributable to non-controlling interests	53	(47)	24
Total comprehensive income attributable to non-controlling interests	54	(46)	24
Distributions attributable to non-controlling interests	59	46	3
Net income (loss) attributable to owners of partnership	18	(16)	5
Total comprehensive income attributable to owners of the partnership	18	(16)	3
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Current assets	68	67
Non-current assets	3,321	3,076
Current liabilities	998	304
Non-current liabilities	1,066	1,755
Equity attributable to Non-controlling interests	670	545
Equity attributable to owners of entity	655	539
Revenue	306	178
Net income (loss) attributable to non-controlling interests	50	3
Total comprehensive income attributable to non-controlling interests	50	3
Distributions attributable to non-controlling interests	1	0
Net income (loss) attributable to owners of partnership	42	3
Total comprehensive income attributable to owners of the partnership	42	3
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Current assets	34
Non-current assets	2,280
Current liabilities	30
Non-current liabilities	1,499
Equity attributable to Non-controlling interests	593
Equity attributable to owners of entity	192
Revenue	194
Net income (loss) attributable to non-controlling interests	133
Total comprehensive income attributable to non-controlling interests	133
Distributions attributable to non-controlling interests	16
Net income (loss) attributable to owners of partnership	44
Total comprehensive income attributable to owners of the partnership	44
Subsidiaries with material non-controlling interests | Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries [line items]
Current assets	45	84
Non-current assets	1,871	1,639
Current liabilities	22	18
Non-current liabilities	1,144	1,068
Equity attributable to Non-controlling interests	564	479
Equity attributable to owners of entity	186	158
Revenue	168	106
Net income (loss) attributable to non-controlling interests	82	130
Total comprehensive income attributable to non-controlling interests	82	130
Distributions attributable to non-controlling interests	8	84
Net income (loss) attributable to owners of partnership	27	43
Total comprehensive income attributable to owners of the partnership	27	43
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Current assets	61
Non-current assets	1,367
Current liabilities	121
Non-current liabilities	633
Equity attributable to Non-controlling interests	501
Equity attributable to owners of entity	173
Revenue	74
Net income (loss) attributable to non-controlling interests	109
Total comprehensive income attributable to non-controlling interests	131
Distributions attributable to non-controlling interests	0
Net income (loss) attributable to owners of partnership	37
Total comprehensive income attributable to owners of the partnership	44
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries [line items]
Current assets	49	35
Non-current assets	1,564	1,375
Current liabilities	32	31
Non-current liabilities	885	709
Equity attributable to Non-controlling interests	487	469
Equity attributable to owners of entity	209	201
Revenue	124	117	109
Net income (loss) attributable to non-controlling interests	117	138	99
Total comprehensive income attributable to non-controlling interests	117	138	99
Distributions attributable to non-controlling interests	99	0	0
Net income (loss) attributable to owners of partnership	50	59	42
Total comprehensive income attributable to owners of the partnership	50	59	42
Subsidiaries with material non-controlling interests | BREF ONE, LLC
Disclosure of subsidiaries [line items]
Current assets	264	235
Non-current assets	2,332	2,369
Current liabilities	534	518
Non-current liabilities	1,338	1,351
Equity attributable to Non-controlling interests	483	491
Equity attributable to owners of entity	241	244
Revenue	717	762	799
Net income (loss) attributable to non-controlling interests	(33)	(22)	(19)
Total comprehensive income attributable to non-controlling interests	(8)	37	69
Distributions attributable to non-controlling interests	0	0	63
Net income (loss) attributable to owners of partnership	(17)	(11)	(9)
Total comprehensive income attributable to owners of the partnership	(5)	18	34
Subsidiaries with material non-controlling interests | BSREP II Brazil Pooling LLC
Disclosure of subsidiaries [line items]
Current assets	26	43
Non-current assets	1,261	959
Current liabilities	12	7
Non-current liabilities	578	370
Equity attributable to Non-controlling interests	472	423
Equity attributable to owners of entity	225	202
Revenue	70	56	6
Net income (loss) attributable to non-controlling interests	63	59	(5)
Total comprehensive income attributable to non-controlling interests	55	121	(8)
Distributions attributable to non-controlling interests	17	6	0
Net income (loss) attributable to owners of partnership	30	28	(2)
Total comprehensive income attributable to owners of the partnership	26	58	(4)
Subsidiaries with material non-controlling interests | Brookfield Brazil Retail Fundo de Investimento em Participaçõe
Disclosure of subsidiaries [line items]
Current assets		33
Non-current assets		962
Current liabilities		50
Non-current liabilities		369
Equity attributable to Non-controlling interests		412
Equity attributable to owners of entity		164
Revenue		80	91
Net income (loss) attributable to non-controlling interests		(42)	(71)
Total comprehensive income attributable to non-controlling interests		35	(301)
Distributions attributable to non-controlling interests		0	15
Net income (loss) attributable to owners of partnership		(25)	(47)
Total comprehensive income attributable to owners of the partnership		1	(125)
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Current assets	38	38
Non-current assets	1,659	1,256
Current liabilities	103	77
Non-current liabilities	963	747
Equity attributable to Non-controlling interests	424	316
Equity attributable to owners of entity	207	154
Revenue	156	130	113
Net income (loss) attributable to non-controlling interests	130	76	78
Total comprehensive income attributable to non-controlling interests	154	67	52
Distributions attributable to non-controlling interests	47	25	0
Net income (loss) attributable to owners of partnership	63	37	44
Total comprehensive income attributable to owners of the partnership	75	33	36
Subsidiaries with material non-controlling interests | BSREP Europe Holdings L.P.
Disclosure of subsidiaries [line items]
Current assets	95	146
Non-current assets	0	1,067
Current liabilities	12	44
Non-current liabilities	0	490
Equity attributable to Non-controlling interests	55	447
Equity attributable to owners of entity	28	232
Revenue	96	79	128
Net income (loss) attributable to non-controlling interests	782	51	98
Total comprehensive income attributable to non-controlling interests	896	31	38
Distributions attributable to non-controlling interests	1,289	13	15
Net income (loss) attributable to owners of partnership	359	26	50
Total comprehensive income attributable to owners of the partnership	$ 419	$ 15	$ 18